Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,660,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,246.00
Total Offset Amount	0.00
Net Fee	$ 229,246.00